Other Payables and Accrued Liabilities (Details) - 6 months ended Jun. 30, 2026	USD ($)	CNY (¥)	CNY (¥)
Other Payables and Accrued Liabilities [Abstract]
Other payables and accrued expenses	$ 13,708,089		¥ 93,364,429
Other payments	$ 76,523,887	¥ 521,196,543